Goodwill, Net - Components of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015	Dec. 01, 2016
Costs:
Beginning balance	$ 10,545	$ 11,194
Exchange differences	(296)	(649)
Ending balance	15,765	10,545	$ 11,194
Accumulated goodwill impairment loss:
Beginning balance	0	0
Impairment	(1,682)	0	0
Ending balance	(1,682)	0	$ 0
Goodwill, net	14,083	$ 10,545
Ainuoshida [Member]
Costs:
Acquisition	5,516
Accumulated goodwill impairment loss:
Goodwill, net				$ 5,516
Tongwen [Member]
Accumulated goodwill impairment loss:
Impairment	$ (1,682)